SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities Outstanding) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities	3,000,000	5,000,000	26,511,043
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $0.40 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities	3,000,000	5,000,000
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $1.50 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities			14,731,267
Shares issuable upon conversion of accrued interest payable to related party at a price of $0.75 [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities			11,779,776